Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

Note 4: Property, plant and equipment

		Equipment	Fixture	Office, IT
	Equipment	and tooling	and	equipment,	Buildings
(Amounts in thousands of euros)	and tooling	(right of use)	fittings	furniture	(right of use)	Total
GROSS AMOUNT
As of January 1, 2020	285	181	90	92	—	648
Addition	30	—	—	5	—	35
Exchange effect	(18)	—	(5)	(3)	—	(26)
As of December 31, 2020	297	181	85	94	—	657
Addition	43	—	29	—	500	572
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	340	181	114	96	500	1,231

DEPRECIATION
As of January 1, 2020	190	143	71	59	—	463
Increase	40	37	18	9	—	104
Exchange effect	(18)	—	(4)	(1)	—	(23)
As of December 31, 2020	212	180	85	67	—	544
Increase	38	1	21	6	56	122
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	250	181	106	75	56	668

NET BOOK VALUE
As of January 1, 2020	95	38	19	33	—	185
As of December 31, 2020	85	1	—	26	—	114
As of December 31, 2021	90	—	8	21	444	563

No impairment was recognized on tangible assets of the Company in the years ended December 31, 2020, and 2021, respectively. The increase in the buildings right of use in 2021 is due to the lease arrangement for the Company’s premises located in France for its headquarter.

As of December 31, 2020, no lease liability nor right of use were recognized, considering that the lease arrangement had a term of less than 12 months.

In late August 2021, the Company initiated a negotiation with Sorbonne University to enter into a new lease arrangement for its headquarter. The terms and conditions of the new lease arrangement were finalized at the end of September 2021 (see Note 21). Given the finalization of the terms and conditions with Sorbonne University in September 2021 and an estimated lease term greater than 12 months, the Company recognized a right-of-use asset and a lease liability as at September 30, 2021 in accordance with IFRS 16.22.

The Company is reasonably certain to exercise the option to extend the lease arrangement by an additional maximum period of 12 months. As a result, in accordance with IFRS 16.18, the lease term has been set on December 14, 2023.

Given the nature of the right of use (premises) and the term (2 years), the Company determined that its incremental borrowing rate at 2%.